Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—80.8%
		Automotive—1.7%
EUR 5,018,868	[2]	UzAuto Motors, 3.250% (3-month EURIBOR +3.250%), 12/4/2021	12/3/2020- 6/23/2021	$6,095,164	$5,951,123
$ 6,382,353	[2]	VINFAST Trading and Production LLC, 3.676% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 5/27/2021	6,350,441	6,361,714
		TOTAL			12,312,837
		Banking—8.2%
7,500,000	[2]	Agrobank, 3.719% (6-month USLIBOR +3.500%), 10/16/2021	2/19/2021	7,501,500	7,500,000
4,500,000	[2]	AKBank Turk Anonim Sirketi (“AKBank”), 2.286% (3-month USLIBOR +0.000%), 10/25/2021	6/25/2021	4,475,850	4,472,100
EUR 7,000,000		QNB Finansbank AS/Turkey, 1.850%, 11/29/2021	5/27/2021	8,492,516	8,268,741
9,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.400% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	10,749,433	10,671,751
4,500,000		Turkiye Garanti Bankasi AS, 1.850%, 11/26/2021	6/10/2021	5,446,603	5,306,445
$ 9,500,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 2.260% (3-month USLIBOR +0.000%), 5/12/2022	6/8/2021	9,337,500	9,341,098
EUR 12,500,000		Yapi ve Kredi Bankasi A.S., 1.850%, 11/8/2021	5/27/2021- 6/3/2021	15,107,565	14,782,270
		TOTAL			60,342,405
		Basic Industry - Forestry/Paper—0.4%
$ 2,700,000	[2]	Bahia Cellulose, 3.083% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	2,701,013	2,700,000
		Basic Industry - Metals/Mining Excluding Steel—8.7%
14,000,000	[2]	China Hongqiao Group Ltd., 3.889% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	14,000,000	14,000,000
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.134% (3-month USLIBOR +3.750%), 3/1/2015	9/29/2011- 9/22/2015	2,294,479	0
11,965,910	[2]	Harmony Gold Mining Co. Ltd., 3.195% (3-month USLIBOR +0.030%), 10/5/2023	7/31/2018- 10/2/2019	11,973,410	12,145,399
14,000,000	[2]	PJSC MMC Norilsk Nickel, 1.492% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020	13,826,750	13,999,450
9,000,000		Tasiast Mauritanie Ltd. SA, 3.099%, 12/15/2027	10/15/2020	9,000,000	9,000,000
14,500,000	[2]	Uralkali PJSC, 2.293% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	14,500,000
		TOTAL			63,644,849
		Basic Industry - Steel Producers/Products—1.4%
2,500,000	[2]	Arcelormittal, 2.048% (6-month USLIBOR +1.900%), 12/12/2022	6/20/2019	2,500,000	2,500,000
8,100,000		Companhia Siderurgica Nacional SA, 4.146%, 9/7/2021	6/28/2021	7,861,564	7,861,564
		TOTAL			10,361,564
		Building & Development—0.2%
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 06/30/2020	4/16/2018	4,370,885	1,777,987
		Capital Goods - Aerospace & Defense—0.2%
1,407,410	[2]	Gulf Air BSC, 3.340% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	1,407,938	1,407,410
		Consumer Goods - Food - Wholesale—2.4%
198,518	[3,4,5]	Banacol, 1.750%, 6/28/2025	1/2/2013- 6/28/2017	194,509	118,555
2,475,000	[2]	Ghana Cocoa Board, 4.590% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	2,475,000	2,475,000
1,100,864	[2,3,4,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
5,000,000	[2,3,4,5,6]	Molino Canuelas, 9.900% (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,950,000	1,500,000
4,000,000		PT Pacific Indopalm Industries, 1.992%, 3/25/2022	3/5/2019- 3/14/2019	4,000,000	4,000,000
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	2,571,428	128,571

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$ 1,667,000	[2,3,4,5,6]	Seara, 5.844% (3-month USLIBOR +4.850%), 6/15/2017	10/29/2014- 12/8/2014	$1,658,665	$83,350
7,000,000	[2]	Ulker Biskuvi Sanayi AS, 3.324% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	6,981,250	6,983,371
4,921,053	[2,3,4,5]	Vicentin SAIC II, 6.184% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	4,904,088	1,476,316
2,500,000	[2,3,4,5]	Vicentin SAIC, 6.410% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	750,000
		TOTAL			17,725,208
		Consumer Goods - Personal & Household Products—0.1%
2,565,000	[2,3,4]	PT Delta Dunia Sandang Tekstil, 6.311% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,541,915	513,000
		Energy - Exploration & Production—14.0%
12,696,429	[2]	Energean Capital Ltd., 4.875% (6-month USLIBOR +4.750%), 6/30/2026	6/30/2021	12,696,429	12,696,429
2,644,043	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.497% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	2,640,621	2,641,648
5,906,019	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.747% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	5,876,489	5,906,019
12,278,745	[2]	Heston BV, 2.154% (1-month USLIBOR +2.050%), 8/31/2022	6/2/2021	12,251,722	12,278,745
8,571,428	[2]	Medco Energi Global Pte Ltd., 4.354% (3-month USLIBOR +4.250%), 12/30/2022	3/30/2021	8,525,571	8,571,428
7,933,572	[2]	Prime Oil and Gas BV, 3.854% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	8,836,016	7,878,251
2,707,557	[2]	SHT, 4.600% (1-month USLIBOR +2.000%), 9/30/2025	8/26/2014	2,652,849	2,707,557
4,035,537	[2,3,4,6]	SNPC, 6.566% (1-month USLIBOR +4.900%), 03/04/2020	7/28/2015- 3/4/2020	4,035,537	2,035,928
6,923,077	[2]	SOCAR Energy ’18, 2.370% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	6,882,692	6,923,077
5,580,375	[2]	Sonangol Finance Ltd., 3.454% (3-month USLIBOR +3.350%), 10/30/2021	4/3/2017- 4/13/2021	5,549,023	5,551,441
7,942,605	[2]	Sonangol Finance Ltd., 4.343% (1-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	7,787,536	7,788,131
5,000,000		State Oil Co Of The Azer, 2.899%, 2/22/2024	5/4/2021	4,994,250	4,987,864
5,600,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2022	7/14/2020	5,600,000	5,600,000
3,179,977	[2]	UC Malampaya Philippines Pte. Ltd., 4.203% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	4,514,744	3,179,977
13,777,273	[2]	Yibal Export Pdo, 1.788% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019- 6/8/2021	13,689,606	13,709,785
		TOTAL			102,456,280
		Energy - Gas Distribution—1.6%
11,954,084		Venture Global Calcasieu Pass LLC, 2.467%, 8/19/2026	1/28/2021- 6/24/2021	11,519,084	11,954,084
		Energy - Integrated Energy—4.3%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	17,907,073
13,920,304	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +5.250%), 5/23/2025	6/21/2019- 6/30/2021	13,920,304	13,920,304
		TOTAL			31,827,377
		Energy - Oil Field Equipment & Services—4.8%
4,821,750	[2]	Armada TGT Ltd., 3.147% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	4,737,370	4,821,750
10,732,500		Petroleos del Peru SA, 1.213%, 7/23/2021	5/19/2021	10,732,500	10,732,500
12,758,028		Totsa Total Oil Trading SA, 0.707%, 7/21/2021	5/19/2021	12,758,028	12,758,028
6,500,000		Turkiye Petrol Rafinerileri AS, 4.132%, 8/8/2021	6/9/2021	6,500,000	6,500,000
		TOTAL			34,812,278
		Energy - Oil Refining and Marketing—3.7%
4,812,500	[2]	Dangote, 6.699% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017- 10/22/2018	4,783,625	4,812,500
641,097		Pakistan, Government of, 2.710%, 6/13/2022	6/14/2021	641,097	638,938
2,065,252	[2,3,4,5,6]	Samir Energy II, 5.541% (1-month USLIBOR +3.460%), 12/31/2015	5/30/2014	2,057,288	103,263
11,000,000		Trafigura Pte Ltd., (“Sierra” and “Carrizal”), 1.803%, 10/21/2021	6/25/2021	11,000,000	11,000,000
10,812,196	[2]	Trafigura Pte Ltd., 2.354% (1-month USLIBOR +2.250%), 12/31/2022	11/27/2020	10,812,196	10,812,196
		TOTAL			27,366,897

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—0.5%
$ 3,882,353	[2]	Banco del Pacifico, 5.906% (3-month USLIBOR +0.057%), 5/15/2024	5/21/2019	$3,882,353	$3,882,353
		Foreign Sovereign—12.2%
EUR 7,941,600	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	8,841,724	9,557,197
$ 2,500,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.119% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	2,525,000	2,531,529
1,250,000	[2]	Bank of Kigali Ltd., 8.069% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,250,000	1,250,000
218,446		Burkina Faso, Government of, 3.056%, 9/22/2021	3/25/2021	218,446	218,446
EUR 3,999,982		Burkina Faso, Government of, 3.300%, 12/26/2021	3/8/2021- 3/25/2021	4,730,857	4,742,979
8,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	8,825,200	9,486,001
$ 9,325,034		Egypt, Government of, 2.325% - 2.394%, 11/18/2021	9/21/2020- 11/20/2020	9,325,034	9,325,034
8,208,671		Egypt, Government of, 3.680%, 6/27/2022	4/27/2021- 6/30/2021	8,208,671	8,208,671
9,976,887		Egypt, Government of, 4.140%, 5/5/2022	12/14/2020- 5/7/2021	9,976,887	9,976,887
722,223	[2]	Ethiopian Railway Corp., 4.065% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	722,223	719,810
1,346,366		Gambia, Government of, 4.054%, 4/22/2022	12/2/2020- 4/16/2021	1,346,366	1,346,366
3,977,273	[2]	Kenya, Government of, 6.649% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	3,959,849	3,976,172
1,428,571	[2]	Ministry of Finance Tanzania, 5.363% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	1,420,000	1,428,571
14,500,000	[2]	Sharjah Govt., 1.323% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	14,427,500	14,500,000
12,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 2.334% (6-month USLIBOR +2.150%), 5/24/2022	5/21/2021	12,000,000	12,000,000
		TOTAL			89,267,663
		Oil Field Services—0.4%
2,653,126		Hellenic Petroleum SA, 2.223%, 7/21/2021	4/28/2021	2,653,126	2,653,126
		Services - Support-Services—0.6%
4,120,883	[2]	Airport International Group, 1.943% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	3,854,124	4,036,766
		Supranational—2.0%
6,000,000	[2]	Africa Finance Corp., 1.193% (3-month USLIBOR +1.000%), 12/29/2021	1/10/2019	5,941,500	6,000,000
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.575% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020	8,901,000	9,000,000
		TOTAL			15,000,000
		Technology & Electronics - Tech Hardware & Equipment—0.8%
5,561,994		Ingram Micro, Inc., 3.183%, 7/16/2021	5/4/2021- 5/18/2021	5,519,052	5,550,955
		Telecommunications - Wireless—1.9%
13,994,845	[2]	Millicom Tanzania, 5.119% (6-month USLIBOR +5.000%), 6/12/2025	4/30/2021	13,994,845	13,994,845
		Transportation - Airlines—2.0%
14,999,841	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	15,071,090	14,999,841
		Transportation - Transport Infrastructure/Services—1.3%
4,422,136	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/24/2024	12/28/2017	4,466,358	4,422,137
3,220,000	[2]	Asyaport, 4.651% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	3,220,000	3,220,000
1,716,821	[2]	Autopistas Urbanas SA (AUSA), 3.656% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	1,691,068	1,684,130
		TOTAL			9,326,267
		Utility - Electric-Generation—7.4%
1,999,800	[2]	Egypt Electric, 5.048% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015- 2/13/2019	1,985,356	1,999,800
1,449,716	[2]	Karpower International B.V., 6.643% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	1,449,716	1,449,716
12,305,840	[2]	Karpowership, 4.706% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	12,041,029	12,252,035

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
IDR 101,771,011,159	[2]	PT MaxPower, 5.750% (3-month USLIBOR +2.000%), 6/10/2039	6/12/2019- 6/18/2021	$6,013,263	$7,018,690
$ 9,193,910	[2]	SMN Barka Power Company S.A.O.C., 1.303% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	8,458,397	8,609,486
14,000,000	[2]	The Sharjah Electricity and Water Authority, 2.087% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	13,977,950	14,000,000
9,000,000		Tunisia, Government of, 2.374% - 2.634%, 5/6/2022	12/22/2020- 5/7/2021	9,000,000	8,992,604
		TOTAL			54,322,331
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $614,093,714)			592,236,323
		INVESTMENT COMPANY—14.7%
107,890,612		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[7] (IDENTIFIED COST $107,898,647)			107,933,768
		TOTAL INVESTMENT IN SECURITIES—95.5% (IDENTIFIED COST $721,992,361)			700,170,091
		OTHER ASSETS AND LIABILITIES - NET—4.5%[8]			32,914,238
		TOTAL NET ASSETS—100%			$733,084,329
At June 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/13/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,194,757	$8,730
8/12/2021	State Street Bank & Trust Co.	1,026,660	EUR	$1,223,614	$5,234
8/31/2021	State Street Bank & Trust Co.	378,000	EUR	$447,857	$(898)
9/15/2021	Barclays Bank PLC Wholesale	101,000,000,000	IDR	$7,019,739	$95,966
10/14/2021	State Street Bank & Trust Co.	1,173,326	EUR	$1,400,331	$6,047
10/29/2021	State Street Bank & Trust Co.	432,000	EUR	$512,510	$(1,030)
11/12/2021	Morgan Stanley	6,546,000	EUR	$8,030,743	$246,557
11/12/2021	State Street Bank & Trust Co.	6,070,000	EUR	$7,428,199	$210,049
11/15/2021	State Street Bank & Trust Co.	439,997	EUR	$525,480	$2,219
11/18/2021	State Street Bank & Trust Co.	9,000,000	EUR	$10,965,368	$261,449
11/30/2021	State Street Bank & Trust Co.	163,000	EUR	$193,529	$(387)
12/1/2021	State Street Bank & Trust Co.	4,500,000	EUR	$5,498,204	$144,559
12/2/2021	Morgan Stanley	7,057,000	EUR	$8,660,739	$264,832
12/10/2021	State Street Bank & Trust Co.	9,500,000	EUR	$11,578,762	$274,160
12/15/2021	State Street Bank & Trust Co.	8,000,000	EUR	$9,613,353	$92,536
12/15/2021	State Street Bank & Trust Co.	293,332	EUR	$350,542	$1,447
12/21/2021	State Street Bank & Trust Co.	3,399,500	EUR	$4,069,389	$23,049
12/30/2021	State Street Bank & Trust Co.	106,600	EUR	$126,654	$(257)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$1,634,262
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $314,204 and $773,808, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$45,923,175
Purchases at Cost	$264,983,457
Proceeds from Sales	$(202,995,751)
Change in Unrealized Appreciation/Depreciation	$19,545
Net Realized Gain/(Loss)	$3,342
Value as of 6/30/2021	$107,933,768
Shares Held as of 6/30/2021	107,890,612
Dividend Income	$11,874

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2021, these restricted securities amounted to $592,236,323, which represented 80.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$592,236,323	$592,236,323
Investment Company	107,933,768	—	—	107,933,768
TOTAL SECURITIES	$107,933,768	$—	$592,236,323	$700,170,091
Other Financial Instruments[1]
Assets	$—	$1,636,834	$—	$1,636,834
Liabilities	—	(2,572)	—	(2,572)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$1,634,262	$—	$1,634,262

[1]	Other financial instruments are foreign exchange contracts.

Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2021	$616,914,657
Accreted/amortized discount/premiums	526,353
Realized gain (loss)	2,536,088
Change in unrealized appreciation (depreciation)	(576,238)
Purchases	204,316,309
(Sales)	(231,480,846)
Balance as of 6/30/2021	$592,236,323
Total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2021	$(496,431)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate